Net Fee and Commission Income - Summary of Net Fee and Commission Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Net Fee And Commission Income [Line Items]
Fee and commission income	£ 1,112	£ 1,170	[1]	£ 1,222	[1]
Fee and commission expense	(426)	(421)	[1]	(415)	[1]
Net fee and commission income	686	749	[1]	807	[1]
Current account and debit card fees [member]
Net Fee And Commission Income [Line Items]
Fee and commission income	758	753		791
Insurance, protection and investments [member]
Net Fee And Commission Income [Line Items]
Fee and commission income	77	105		100
Credit cards [member]
Net Fee And Commission Income [Line Items]
Fee and commission income	86	85		92
Non-banking and other fees [member]
Net Fee And Commission Income [Line Items]
Fee and commission income	£ 191	£ 227		£ 239

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.